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       NON-CONFIDENTIAL                                                                FORM 13F


                                                                                                                     (SEC USE ONLY)

       QTR ENDED: 9/30/01                          Name of Reporting Manager: Sandell Asset Management

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                                                                                                                 Item 8:
     Item 1:              Item 2 :       Item 3:        Item 4:      Item 5:    Item 6:       Item 7:   Voting Authority (Shares)
  Name of Issuer         Title of        CUSIP       Fair Market   Shares or  Investment     Managers
                          Class          Number         Value      Principal  Discretion   See Instr.   (a)Sole (b)Shared (c)None
                                                       (X$1000)     Amount                      V

*Air Canada Class A -    COM.            008911-30-7      309    200,000 SH     SOLE                                         200,000
  Non Vtg
 Bank United Corp.       LIT.RTS CONT.   065416-11-7      122    450,800 SH     SOLE                    450,800
*Canadian Pacific Ltd    COM.            135923-10-0   12,837    400,000 SH     SOLE                    400,000
 Coflexip                SPA ADR.        192384-10-5   12,380     77,536 SH     SOLE                     77,536
 General Semiconductor   COM.            370787-10-3    3,672    382,500 SH     SOLE                    382,500
  Inc.
*Georgia Pac Corp        COM.            373298-70-2    1,054     29,100 SH     SOLE                     29,100
  (Timber Group)
 GPU Inc                 COM.            36225X-10-0   18,610    461,100 SH     SOLE                    461,100
 Gucci Group NV-NY       COM. NY REG     401566-10-4   50,017    611,600 SH     SOLE                    611,600
 Heller Financial Inc -  COM. CL A       423328-10-3   50,548    957,900 SH     SOLE                    957,900
   Cl A
*IBP Inc.                COM.            449223-10-6   26,057  1,101,765 SH     SOLE                  1,101,765
 Louis Dreyfus           COM.            546011-10-7   52,966  1,361,600 SH     SOLE                  1,361,600
   Natural Gas
 Sensormatic Electronics COM.            817265-10-1   56,026  2,376,000 SH     SOLE                  2,376,000
  Corp
 Tucker Anthony Sutro    COM.            898647-10-2   28,596  1,199,500 SH     SOLE                  1,199,500
  Corp.
*Wisconsin Central       COM.            976592-10-5   30,469  1,783,900 SH     SOLE                  1,783,900
  Corp.
 Usec Inc                COM.            90333E-10-8    2,321    361,000 SH     SOLE                     12,779

                                          Value Total:          $345,984

                                          Entry Total:                15


  *    NOTE: Previously requested confidential treatment on Aug 14, 2001

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